Long-term Debt and Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2012		Apr. 30, 2011
Debt Instrument [Line Items]
Total long-term debt and capital lease obligations	$ 1,503,326	$ 1,287,080		$ 1,291,486
Less: current portion	(24,104)	(17,701)		(106,642)
Long-term debt and capital lease obligations	1,479,222	1,269,379		1,184,844
Senior Secured Notes
Debt Instrument [Line Items]
Principal Repayment terms	At maturity	At maturity
Facility maturity dates	October 2020	October 2020
Total long-term debt and capital lease obligations	1,287,005	1,084,109		1,082,936
US LIBOR Plus Margin | Revolving Credit Facility
Debt Instrument [Line Items]
Principal Repayment terms	At maturity	At maturity	[1]
Facility maturity dates	October 2015	October 2015	[1]
Total long-term debt and capital lease obligations	110,000	125,000	[1]	70,000	[1]
Alternate Base Rate Plus Margin | Revolving Credit Facility
Debt Instrument [Line Items]
Principal Repayment terms	At maturity
Facility maturity dates	October 2015
Total long-term debt and capital lease obligations	22,144
Eurocopter Loan - 2.50% | Other Term Loans
Debt Instrument [Line Items]
Principal Repayment terms	At maturity	On demand
Facility maturity dates	December 2015	-
Total long-term debt and capital lease obligations	2,295	4,623
EDC-B.A. CDOR rate (6 month) plus a 0.8% margin maturity in June 2014 | Other Term Loans
Debt Instrument [Line Items]
Principal Repayment terms	Semi-annually	Semi-annually	[1]
Facility maturity dates	June 2014	June 2014	[1]
Total long-term debt and capital lease obligations	1,629	2,745	[1]	3,993	[1]
EDC-B.A. CDOR rate (6 month) plus a 0.8% margin maturity in April 2018 | Other Term Loans
Debt Instrument [Line Items]
Principal Repayment terms	Semi-annually	Semi-annually	[1]
Facility maturity dates	April 2018	April 2018	[1]
Total long-term debt and capital lease obligations		10,476	[1]	13,609	[1]
Capital Lease Obligations
Debt Instrument [Line Items]
Principal Repayment terms	Quarterly	Quarterly
Facility maturity dates	March 2013 - October 2017	June 2012 - May 2014
Total long-term debt and capital lease obligations	47,894	26,922		117,371
Boundary Bay Financing - 6.93%
Debt Instrument [Line Items]
Principal Repayment terms	Monthly	Monthly
Facility maturity dates	April 2035	April 2035
Total long-term debt and capital lease obligations	32,359	33,205
Eurocopter Loan Two Point Five Zero Percentage Maturity in June Twenty Eleven [Member] | Other Term Loans
Debt Instrument [Line Items]
Principal Repayment terms		At maturity
Facility maturity dates		June 2011
Total long-term debt and capital lease obligations				1,618
Edc Us Loan Five Point Zero Four Percentage Maturity in November Twenty Eleven [Member] | Other Term Loans
Debt Instrument [Line Items]
Principal Repayment terms		Semi-annually
Facility maturity dates		November 2011
Total long-term debt and capital lease obligations				$ 1,959

[1]	Margins range from 0.8% to 4.5% during the year ended April 30, 2012 (2011 - 0.8% to 3.75%)